Warrants (Details)	12 Months Ended
Mar. 31, 2023 CNY (¥) shares
Warrants (Details) [Line Items]
Aggregate value (in Yuan Renminbi) | ¥	¥ 8,700,000
Change in fair value (in Yuan Renminbi) | ¥	¥ 21,358
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	10,750,000
Private Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	6,000,000
Business Combination [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	10,000,000
Business Combination [Member] | Private Warrants [Member]
Warrants (Details) [Line Items]
Warrant shares	6,000,000